Share-based Payments - Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	316,949	318,506
Granted	353,325	316,949
Expired	312,181	193,094
Exercised	4,768	125,412
Ending	353,325	316,949
Number of shares exercisable	0	0
10th Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning		318,506
Expired		193,094
Exercised		125,412
Number of shares exercisable		0
11th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	316,949
Granted		316,949
Expired	312,181
Exercised	4,768
Ending		316,949
Number of shares exercisable	0	0
12th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted	353,325
Ending	353,325
Number of shares exercisable	0